Financial Instruments and Concentration of Credit Risks - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Counterparty Credit Concentration Risk [Line Items]
Maturity period limit of foreign currency exchange instruments (in months)	1 month
Net fair value gain (loss) on foreign exchange forward contracts	$ 5.3	$ 1.7
Receivables due from U.S. federal governmental agencies	94	79
Difference between carrying amount and fair value of long-term debt	9	15
Other Income Expense Net
Counterparty Credit Concentration Risk [Line Items]
Gain (loss) on foreign exchange forward contracts	17.3	(7.3)	(0.4)
Prepaid Expenses and Other Current Assets
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	6.1	2.0
Other Accrued Liabilities
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(0.8)	(0.3)
Foreign Exchange Contract
Counterparty Credit Concentration Risk [Line Items]
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 403.9	$ 482.6